Taxation (Reconciliation between PRC Statutory CIT Rate and Company's Effective Tax Rate) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
TAXATION [Abstract]
Statutory EIT rate	(25.00%)	(25.00%)	(25.00%)
Effect of tax holidays	99.60%	25.40%	(4.60%)
Effect of tax-exempted entity	(53.10%)	(5.30%)	26.40%
Effect of change in valuation allowance	(2.50%)	5.30%	5.70%
Withholding tax expense	(1.30%)	(0.90%)	0.00%
Other permanent book-tax differences	(21.70%)	(0.40%)	1.80%
Effective income tax rate	(4.00%)	(0.90%)	4.30%